QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 24, 2011	Jun. 25, 2011	Mar. 26, 2011	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
QUARTERLY FINANCIAL INFORMATION (UNAUDITED) [Abstract]
Net Sales	$ 470,763	$ 533,366	$ 593,693	$ 457,111	$ 422,023	$ 468,941	$ 544,139	$ 387,233	$ 2,054,933	$ 1,822,336	$ 1,890,851
Gross profit	44,337	55,227	71,747	53,666	47,368	54,358	56,587	41,414	225,109	199,727	229,955
Net earnings (loss)	(1,141)	4,756	18,010	4,386	(1,176)	6,005	4,496	(3,412)	26,010	5,913	19,911
Net earnings (loss) attributable to controlling interest	$ (1,927)	$ 4,198	$ 17,509	$ 4,155	$ (1,674)	$ 5,616	$ 4,277	$ (3,670)	$ 23,934	$ 4,549	$ 17,411
Basic earnings (loss) per share (in dollars per share)	$ (0.10)	$ 0.21	$ 0.88	$ 0.21	$ (0.09)	$ 0.29	$ 0.22	$ (0.19)	$ 1.21	$ 0.23	$ 0.91
Diluted earnings (loss) per share (in dollars per share)	$ (0.10)	$ 0.21	$ 0.88	$ 0.21	$ (0.09)	$ 0.29	$ 0.22	$ (0.19)	$ 1.21	$ 0.23	$ 0.89